Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the Securities and Exchange Commission pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our other NEOs (“Other NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Paid to Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(1)(2)	Value of Initial $100 Investment Based on Sutro TSR	Net Income ($M)
2023	$2,129,979	$(539,427)	$1,981,262	$1,891,050	$20	$(107)
2022	3,038,904	(307,003)	1,478,746	93,104	37	(119)
2021	5,633,678	1,560,958	3,100,959	1,606,202	69	(106)

(1) To calculate Compensation Actually Paid (CAP), the following amounts were deducted from and added to the applicable SCT total compensation:

		CEO
		2021	2022	2023
	Summary Compensation Table Total	$5,633,678	$3,038,904	$2,129,979
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-$4,577,250	-1,966,137	-1,070,713
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+2,613,398	+1,781,675	+699,009
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+507,574	+131,820	+62,103
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	-2,008,107	-1,382,023	-1,493,917
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	-608,336	-1,911,241	-865,889
=	Compensation Actually Paid	$1,560,958	-$307,003	-$539,427

		Average of Other NEOs
		2021	2022	2023
	Summary Compensation Table Total	$3,100,959	$1,478,746	$1,981,262
Less:	Grant Date Fair Value of Stock and Option Awards in the Covered Year	-2,350,063	-556,677	-1,268,855
Plus:	Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*	+1,583,590	+527,096	+1,178,642
Plus:	Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*	+80,182	+20,646	-
	Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*	-404,476	-858,416	-
	Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*	-403,989	-518,291	-
=	Compensation Actually Paid	$1,606,202	$93,104	$1,891,050

(*) All stock option valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under FASB ASC Topic 718 (refer to our annual report for additional detail). All stock award valuations included in “Compensation Actually Paid” values were performed using closing share prices of the Company’s common stock.

(2) The other NEOs in each covered year were as follows:

2023 - Anne Borgman, Hanspeter Gerber; 2022 - Trevor Hallam, Jane Chung; 2021 - Trevor Hallam, Edward Albini, Jane Chung, Arturo Molina.

Named Executive Officers, Footnote	The other NEOs in each covered year were as follows: 2023 - Anne Borgman, Hanspeter Gerber; 2022 - Trevor Hallam, Jane Chung; 2021 - Trevor Hallam, Edward Albini, Jane Chung, Arturo Molina.
PEO Total Compensation Amount	$ 2,129,979	$ 3,038,904	$ 5,633,678
PEO Actually Paid Compensation Amount	$ (539,427)	(307,003)	1,560,958
Adjustment To PEO Compensation, Footnote	All stock option valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under FASB ASC Topic 718 (refer to our annual report for additional detail). All stock award valuations included in “Compensation Actually Paid” values were performed using closing share prices of the Company’s common stock.
Non-PEO NEO Average Total Compensation Amount	$ 1,981,262	1,478,746	3,100,959
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,891,050	93,104	1,606,202
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 20	37	69
Net Income (Loss)	(107,000,000)	(119,000,000)	(106,000,000)
PEO | Less: Grant Date Fair Value of Stock and Option Awards in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,070,713)	(1,966,137)	(4,577,250)
PEO | Plus: Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	699,009	1,781,675	2,613,398
PEO | Plus: Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,103	131,820	507,574
PEO | Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,493,917)	(1,382,023)	(2,008,107)
PEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(865,889)	(1,911,241)	(608,336)
Non-PEO NEO | Less: Grant Date Fair Value of Stock and Option Awards in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,268,855)	(556,677)	(2,350,063)
Non-PEO NEO | Plus: Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,178,642	527,096	1,583,590
Non-PEO NEO | Plus: Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	20,646	80,182
Non-PEO NEO | Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(0)	(858,416)	(404,476)
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (0)	$ (518,291)	$ (403,989)